Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Equity-based Compensation and Warrants
Schedule of stock-based compensation

	Three months ended November 30,		Nine months ended November 30,
	2020	2019	2020	2019
Cost of revenue	$352	$75	$679	$250
Product and technology	1,060	460	2,212	1,312
Sales and marketing	702	340	1,494	1,162
General and administrative	832	689	1,925	2,171
Total stock-based compensation	$2,946	$1,564	$6,310	$4,895

	Fiscal year
	2019	2020
Cost of revenue	$255	$318
Product and technology	1,108	1,674
Sales and marketing	1,199	1,482
General and administrative	3,159	2,528
Total stock‑based compensation	$5,721	$6,002

Schedule of weighted average assumptions

	Fiscal year
	2019			2020
Estimated fair value of common stock	$2.40	-	$3.35	$4.80	-	$9.55
Exercise price	$4.70	-	$6.75	$9.60	-	$18.70
Expected volatility	46%	-	50%			50%
Expected term (in years)			6.25			6.25
Risk‑free interest rate	2.65%	-	2.94%	1.67%	-	2.62%
Dividend yield			—			—

Schedule of stock option activity

		Weighted	Weighted
		average	remaining		Aggregate
		exercise	contractual life		intrinsic
	Stock Options	price	in years		value
Balance, February 29, 2020	7,996,056	$6.19
Granted	2,163,775	17.41
Exercised	(656,009)	4.65
Forfeited	(200,012)	6.35
Balance, November 30, 2020	9,303,810	$8.91	7.2	years	$400,103
Vested and expected to vest as of November 30, 2020	9,303,810	$8.91	7.2	years	$400,103
Exercisable as of November 30, 2020	5,673,184	$6.37	6.2	years	$258,347

			Weighted
		Weighted‑	Remaining		Aggregate
		Average	Contractual		Intrinsic
	Stock Options	Exercise Price	Life In Years		Value
Balance, February 28, 2018	6,970,591
Granted	1,635,115
Exercised	(249,027)
Forfeited	(209,135)
Balance, February 28, 2019	8,147,544
Granted	2,084,046	$10.80
Exercised	(1,843,001)	$3.70
Forfeited	(392,533)	$5.70
Balance, February 29, 2020	7,996,056	$6.19	7.0	years	$73,631
Vested and expected to vest as of February 29, 2020	7,996,056	$6.20	7.0	years	$73,631
Exercisable as of February 29, 2020	4,579,458	$4.35	5.6	years	$50,573

Schedule of warrants

	Common Stock		Exercise			Expiration
	Warrants	Exercisable	Price			Date
Balance, February 28, 2018	928,945
Issued	541,159
Exercised	(4,061)
Balance, February 28, 2019	1,466,043
Issued	220,594
Exercised	(33,369)
Balance, February 29, 2020	1,653,268	1,653,268	$0.0005	-	$23.75	April 2020 - October 2029

	Number of Warrants
	Outstanding at
	February 28/29,		Exercise
	2019	2020	Price			Expiration Date
Series E holders	1,162,483	1,129,114			$0.0005	July 2026 - March 2028
Series F holders	—	85,000			$0.0005	October 2029
Customer	160,000	160,000			$13.75	April 2020
Lenders	143,560	279,154	$0.005	-	$23.75	Nov 2022 - July 2029
Total	1,466,043	1,653,268